Leases	12 Months Ended
Dec. 31, 2022
Leases
Leases

15.  Leases

a)   Right-of-use assets

Lease information with the Bank as lessee is as follows:

	Branch	Furniture
	offices	and vehicles	Total
Balances at January 1, 2021	5,435	208	5,643
Remeasurement of right-of-use assets	551	—	551
Additions in right-of-use assets	663	63	726
Disposals	(1,542)	(95)	(1,637)
Depreciation	(108)	—	(108)
Balances at December 31, 2021	4,999	176	5,175
Remeasurement of right-of-use assets	669	—	669
Additions in right-of-use assets	2,372	—	2,372
Depreciation	(1,651)	(125)	(1,776)
Disposals	(176)	—	(176)
Balances at December 31, 2022	6,213	51	6,264

b)   Lease liabilities

Following is an analysis of activity in Lease liabilities as of December 31, 2022:

Amount

Balances at January 1, 2021	6,131
Interest expense	646
New contracts	725
Remeasurement on leases liabilities	350
Disposals	(103)
Payments	(2,033)
Balances at December 31, 2021	5,716
Interest expense	530
New contracts	2,372
Remeasurement on leases liabilities	679
Disposals	(57)
Payments	(2,275)
Balances at December 31, 2022	6,965

The following table sets out a maturity analysis of lease payments:

December 31, 2022
Maturity analysis - contractual undiscounted cash flows
Less than one year	2,001
One to three years	3,086
Three to five years	2,038
More than five years	1,999
Total undiscounted lease liabilities at December 31, 2022	9,124
Lease liabilities at December 31, 2022	6,965

Current	1,700
Long-term	5,265

c)   Leaseback

In the second quarter of 2012, the Bank entered into an agreement with a non-related party, Fibra Uno, S.A. de C.V. (hereinafter, “Fibra Uno”) regarding the sale of 220 properties (branches, offices and parking spaces) and the subsequent leaseback thereof for a term of 20 years.

The corresponding lease contract is non-cancellable and includes an option to renew up to an additional four consecutive periods of five years each with a market rate to be determined on the date of the renewal. The lease agreement includes rent adjustments based on the consumer price index (or INPC) and does not contain volume-based or leveraged contingent rent payment clauses or purchase options, or impose any restrictions on the Bank’s ability to pay dividends, engage in debt financing transactions or enter into further lease agreements. Because this was a sale and operating leaseback under IAS 17 Leases, at the date of initial application of IFRS 16 the Bank accounts for the leaseback in the same way as it accounts for its leases of other operating lease contracts.

d)   Additional information

December 31, 2022
Amounts recognized in the consolidated income statement:
Interest expense on lease liabilities	530
Expense relating to short-term leases	10
Expense relating to leases of low-value assets that are not shown above as short-term leases	761
Expense relating to variable lease payments not included in lease liabilities	—
Cash flows from lease liabilities:
Total leases cash flows	(771)